Annual Total Returns- Transamerica Government Money Market (Retail Class) [BarChart] - Retail Class - Transamerica Government Money Market - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.72%	1.54%	0.39%